Annual Fund Operating Expenses - Vanguard Global Minimum Volatility Fund	Feb. 26, 2021
Investor Shares
Operating Expenses:
Management Fees	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.21%
Admiral Shares
Operating Expenses:
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.14%